Business transactions (Summary of Assets and Liabilities related to Sale of La Cuerva and Yamu Blocks) (Details) - USD ($)	1 Months Ended
	Jul. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Liabilities associated with assets held for sale		$ 0	$ (10,274,000)
La Cuerva and Yamu blocks [Member]
Disclosure of detailed information about business combination [line items]
Advance Payment	$ 9,000,000
Final payment (including working capital adjustment)	7,066,000
Total consideration	16,066,000
Assets held for sale	23,211,000
Liabilities associated with assets held for sale	(9,447,000)
Other net current assets	2,416,000
Total identifiable net assets	16,180,000
Result of the transaction recognized in the Condensed Consolidated Statement of Income	$ (114,000)